Share Capital - Schedule of Company's Issued and Outstanding Share Capital (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended													12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Aug. 24, 2012	Mar. 31, 2012	Mar. 31, 2014 Class A Subordinate Voting Shares [Member]	Mar. 31, 2013 Class A Subordinate Voting Shares [Member]	Mar. 31, 2012 Class A Subordinate Voting Shares [Member]	Mar. 31, 2014 Class A Subordinate Voting Shares - Treasury Shares [Member]	Mar. 31, 2013 Class A Subordinate Voting Shares - Treasury Shares [Member]	Mar. 31, 2012 Class A Subordinate Voting Shares - Treasury Shares [Member]	Mar. 31, 2014 Class B Shares [Member]	Mar. 31, 2012 Class B Shares [Member]	Mar. 31, 2011 Class B Shares [Member]	Mar. 31, 2014 Share Capital [Member]	Mar. 31, 2013 Share Capital [Member]	Mar. 31, 2012 Share Capital [Member]
Class of Stock [Line Items]
Shares outstanding, beginning balance					41,521,171	41,981,110	44,308,596	(410,502)	(218,300)	(57,500)	79,464,195	79,464,195	79,464,195	120,574,864	121,227,005	123,715,291
Participant Equity Loan Plan									(217,500)	(160,800)					(217,500)	(160,800)
Stock-based compensation						115,015			25,298						140,313
Shares issued under stock plans					651,104									651,104
Shares repurchased for cancellation		(494,954)	(2,822,440)			(574,954)	(2,327,486)								(574,954)	(2,327,486)
Shares outstanding, ending balance	121,225,968				42,172,275	41,521,171	41,981,110	(410,502)	(410,502)	(218,300)	79,464,195	79,464,195	79,464,195	121,225,968	120,574,864	121,227,005
Beginning balance, value					$ 454,703	$ 458,585	$ 483,572	$ (840)	$ (593)	$ (160)	$ 238,407	$ 238,407	$ 238,407	$ 692,270	$ 696,399	$ 721,819
Participant Equity Loan Plan, value	603	509		135	603	996	568		(316)	(433)				603	680	135
Stock-based compensation, value						557			69						626
Shares issued under stock plans	22				1,168									1,168
Repurchase of Common Shares, value		(750)		(9,755)		(5,435)	(25,555)								(5,435)	(25,555)
Stated amount, ending balance, value	$ 694,041				$ 456,474	$ 454,703	$ 458,585	$ (840)	$ (840)	$ (593)	$ 238,407	$ 238,407	$ 238,407	$ 694,041	$ 692,270	$ 696,399